Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class A shares, Class C shares or
Institutional shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
 You may be
required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without an initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution.
These commissions are not reflected in the fee and expense table or expense example shown below. More information about these and other discounts is available from your financial professional and under the “Sales
Charges” section on page
77
of the Prospectus, in Appendix A to the Prospectus - "Sales Charge Waivers and
Discounts Available Through Intermediaries," and in the “Sales Charges, Reductions, and Waivers” section beginning on page
70
of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating
Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
111
% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve absolute returns. The Fund intends to invest in multiple proprietary and third-party investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets.
The strategies maybe quantitative or fundamental in nature, and may use market data and macroeconomic analysis to determine positions. The proprietary strategies may range from broad strategies that seek to provide exposure to all markets to focused strategies that seek to provide exposure to a single asset class, sector, or market.
The Fund generally will take a long position in a particular asset class, sector or market that the Advisor expects to rise in value and generally will take a short position in a particular asset class, sector or market that the Advisor expects to fall in value. The Fund may also take a long position in a particular asset class, sector or market that the
Advisor expects to fall in value and may also take a short position in a particular asset class, sector, or market that the Advisor expects to rise in value to manage the risk of the Fund’s positions and strategies.
The Advisor sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. The Advisor will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. The Advisor in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered consistent with applicable law at all times.
The estimated risk of each position as measured by volatility, relative strengths of signals, certain macroeconomic views of the Advisor, and other factors, may be used to determine the relative size of positions. Risk-management strategies may be employed and seek to manage risk, improve returns over time, and mitigate declines in the market price of the Fund.
The Fund will seek to implement its investment strategies by investing in: commodity, currency, equity, fixed income and other futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity, currency, equity and fixed income futures markets;
commodity, currency, and financial-linked instruments, such as swap agreements; exchange-traded notes (“ETNs”);
and common stock. Certain of the ETFs and pooled investment vehicles in which the Fund may invest are managed and serviced by the Advisor and/or its affiliates. The Fund may purchase and sell options and futures contracts and swap agreements. Certain of the Fund's investments may expose the Fund to the risks of investing in emerging market countries.
Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.
The Fund’s derivatives investments will be used both to obtain exposure to the commodity, currency, equity, and fixed income markets and to manage risk and limit exposure created by certain of the Fund’s investments. Certain of the
Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also intends to enter into short sales and invest in short positions of certain investments.
The Fund expects, under normal circumstances, to buy debt securities to collateralize its derivatives investments, for liquidity purposes, or to enhance yield. The Fund may hold a diversified portfolio of fixed instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold, without limitation, government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest, without limitation, in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits. The Fund may also invest, without limitation, in other short-term instruments, such as loan participations, commercial paper, and repurchase agreements. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks.
The Fund may invest, without limitation, in U.S. dollar-denominated investment grade debt securities, and may invest no more than 20% of assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Advisor believes are of comparable quality. The Fund also may invest, without limitation, in mortgage-backed securities or in other asset-backed securities, including to-be-announced transactions. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers, and may invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest up to 25% of its assets in municipal securities.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (
e.g.
, to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii)
securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations
(“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.
The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the
“Subsidiary”) as measured at the end of every quarter of the Fund's taxable year. The Subsidiary is advised by the
Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodities markets.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the Fund may invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset-Backed
Securities Risk
—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments.
Investors in
asset-backed
securities
,
including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments,
generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans.
Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in
interest rates and other factors difficult to predict,
causing their prices to be
volatile
.
In particular
,
during periods of falling interest rates,
asset-
backed securities
are more likely to be called or
prepaid
, which
can result in the Fund having to reinvest proceeds in other investments at a lower interest rate or less
advantageous terms, which would
adversely affect the Fund
.
These instruments are particularly subject to interest
rate,
credit and liquidity and valuation risks
.
Bank Obligations Risk
—The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.
Collateralized Loan Obligations (“
CLO
”)
and Collateralized Debt Obligations (“CDO”)
Risk
—Through its
investments in other investment companies, the Fund may have exposure to CLOs.
CLOs bear many of the same
risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk.
As they are
backed by pools
of loans,
CLOs also bear
similar risks
to investing in
loans
directly
.
CLOs issue classes
or
“
tranches”
that
vary
in risk and yield.
CLOs may
experience substantial losses
attributable to loan
defaults
.
Losses caused by
defaults on underlying assets are borne first by the holders of subordinate tranches.
The
Fund’
s investment in CLOs
may decrease in market value when
the CLO experiences loan defaults or credit impairment,
the disappearance of a
subordinate tranche,
or market anticipation of defaults and investor aversion to CLO securities as a class
.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commodity Exposure Risk
—The Fund may have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, commodity index volatility, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares. The Advisor anticipates that the Fund will have significant exposure to oil and other energy-related commodities. As a result, the Fund’s performance is subject to the volatility of global oil prices, and the risk that oil supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances may adversely affect the Fund’s performance.
Commodity-Linked Derivatives Investment Risk
—The Fund may invest directly and indirectly in commodity-linked derivative instruments. The value of a commodity-linked derivatives investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value ("NAV") of the Fund and, consequently, a shareholder’s interest in the Fund.
Counterparty Credit Risk
—The Fund
makes investments
in financial instruments
and OTC-traded derivatives
involving counterparties
to gain exposure to a particular group of securities, index
,
asset class
or other reference
asset
without actually purchasing those securities or investments, to hedge a position
, or for other investment
purposes
.
Through these
investments and related arrangements
(
e
.
g.
,
prime brokerage or securities lending
arrangements or derivatives transactions)
, the Fund is exposed to
credit risks
that the counterparty may be unwilling
or unable to make timely payments
or otherwise
to meet its contractual obligations
. If the counterparty becomes
bankrupt or defaults on
(or otherwise becomes unable or unwilling to perform)
its payment
or other
obligations to the
Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering
the collateral or other assets held by, or on behalf of, the counterparty
. If this occurs, the value of your shares in the
Fund will decrease.
Credit Risk
—The Fund could lose money if the
issuer or guarantor of a fixed-
income or other debt instrument or a
counterparty to a derivatives transaction or other transaction is unable or unwilling
, or
perceived to be unable or
unwilling,
to pay interest or
repay principal on time,
defaults or otherwise fails to meet its obligations
.
Actual or
perceived changes in economic
,
social,
public health,
financial or political conditions in general or that affect a particular type of instrument
,
issuer,
guarantor or counterparty can reduce
the ability of the party to meet its
obligations
,
which can affect the credit quality,
liquidity and/
or value of an instrument
.
The value
of an instrument
also may decline for reasons that relate directly to the issuer, guarantor or counterparty
, such
as management
performance,
financial leverage and reduced demand for goods and services
. The
issuer
,
guarantor or counterparty
could also suffer a rapid decline in credit rating,
which would adversely affect the volatility of the value and liquidity of the instrument
.
Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk
—Direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, the imposition of currency controls, or other political, economic and social developments in the U.S. or abroad. The Fund also may incur transaction costs in connection with conversions between foreign currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.
Derivatives Risk
—
Derivatives
may pose risks in addition to and greater than those associated with investing directly in securities
,
currencies
or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Fund’s use of
derivatives to obtain short exposure may result in greater volatility of the Fund's NAV per share.
If the Advisor is
incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks.
Certain risks
also
are specific to the derivatives in which the Fund invests.
Futures Contracts Risk
—
Futures contracts are
exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying
assets
. In addition, there is
a
risk that the Fund may not be able to enter into a closing
transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are
also
subject to leverage
and
liquidity
risks
.
Options
Risk
—
Options
and
options on futures contracts give the holder of the option the right
,
but not the
obligation,
to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price.
Options
are subject to correlation risk because there may be an imperfect correlation between the options and the
markets for underlying instruments that could
cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict
correctly
future price fluctuations and the
degree of correlation between the
markets for
options and
the underlying instruments
. Exchanges can limit the
number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options
are
also
particularly subject to leverage risk and can be subject to
liquidity risk.
Swap Agreements Risk
—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index).
Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Early Closing Risk
—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Emerging Markets Risk
—
Investments in
or
exposure to emerging markets
are generally subject to a greater level of
those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries
.
Furthermore,
investments in or exposure to emerging
markets are generally subject to additional risks
,
including the risks associated with trading in smaller markets
,
lower
volumes of trading
, and
being subject to lower levels of government regulation and less extensive and transparent accounting,
auditing,
recordkeeping,
financial reporting
and other
requirements
.
Equity
Securities
Risk
—
Equity securities include common stocks and other equity and equity-related securities
(and securities convertible into stocks). The prices
of
equity securities generally fluctuate in value more than fixed
-income
investments,
may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company
’s
financial condition and changes in the overall market or economy. A decline in the
value of equity
securities held by the Fund will adversely affect
the value of your investment in the Fund.
Common stocks generally
represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part
, or
even all,
of its investment in a company’s stock
.
Exchange-Traded Notes (
“
ETNs
”
) Risk
—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying investments
, changes in the applicable
interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced
investments
. The Fund’s decision to sell its ETN holdings
may
also
be limited by the availability of a
secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk
(
which includes the risk
that the issuer may fail)
.
Foreign Issuer Exposure Risk
—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers
, such as ADRs
. The Fund’s exposure to
foreign issuers and investments in foreign securities
,
if any,
are subject to additional risks in comparison to U.S.
securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk
—
High yield
, below investment grade and unrated high risk debt securities
(
which also may be
known as “junk bonds”) may present additional
risks
because these securities may be less liquid
,
and
therefore more difficult to value accurately and sell at an advantageous price or time, and present
more
credit
risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific
factors, such as
operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.
Income Risk
—Falling interest rates may cause the Fund’s income to decline.
Interest Rate Risk
—
Fixed-
income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the
value or liquidity
of
,
and income generated by, the
investments
.
Interest rates may change as a result of a variety of
factors,
and
the change may be sudden and significant,
with unpredictable impacts on the financial markets and the
Fund’s investments. Fixed-
income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus,
subject to more volatility than similar instruments with shorter durations
.
Generally,
when
interest rates increase,
the values of fixed-
income and other debt instruments decline and when interest rates decrease
, the values of fixed
-
income
and other debt instruments
rise.
During
periods of rising interest rates,
because
changes
in interest
rates on adjustable
rate securities
may lag behind changes in market rates
, the value of
such
securities may decline
until
their interest rates
reset to market
rates.
During periods
of declining
interest rates,
because the
interest rates
on adjustable rate
securities generally reset downward
,
their market value is unlikely to
rise to the same extent as the value of comparable fixed rate securities
.
During periods when interest rates are low
or
negative
,
the Fund’
s yield
and performance may be adversely affected.
The risks associated with rising interest rates
are heightened given the current low interest rate environment
.
Investment in Investment Vehicles Risk
—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the
NAV of the shares and the listing exchange may halt trading of the ETF’s shares.
Investment in Loans Risk
—
The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special
types of risks, including credit risk, interest rate risk, counterparty risk
,
prepayment risk
and extension risk
. Loans
may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated.
The Fund’s
investments in loans can also
be difficult to value
accurately and may be more susceptible
to liquidity risk
than fixed-income
instruments of similar credit quality and/or maturity
.
The Fund is also subject to the risk that the value of any
collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund is exposed to, including through investment in underlying funds, loans and other similar debt obligations that are sometimes referred to as “covenant-lite”
loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These "covenant-lite" loans or obligations typically are particularly subject to the risks associated with investments in loans as described above.
Investment in the Subsidiary Risk
—The Subsidiary
, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the
Fund
because the
Subsidiary
is not registered under the 1940 Act
.
The
Fund is
exposed to the risks of the Subsidiary’s investments, which
are exposed
to the risks of investing in the commodities
markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.
The character, timing, or amount that the Fund will pay in taxes may be affected by the Fund’s investment in the Subsidiary. Future or new legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service (the “IRS”) may also affect whether income derived from the Fund’s investments in the
Subsidiary is considered qualifying income.
Investment Technique Risk
—Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive.
These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.
Issuer Specific Risk
—The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, the perceived poor management performance, financial leverage or reduced demand of an issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities, held by the Fund, of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.
Large-Capitalization Securities Risk
—
The Fund is subject to the risk that large-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leveraging Risk
—The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund's portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.
Liquidity and Valuation Risk
—
It
may be difficult for the Fund to purchase and sell
particular
investments
within a
reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund
’
s
NAV, causing the Fund to be less liquid
and unable to realize what the Advisor believes should be the price of the investment
.
Valuation of portfolio investments may be difficult,
such as during periods of market turmoil or reduced
liquidity,
and
for investments that may
,
for example
,
trade infrequently
or irregularly
. In
these
and other circumstances,
an investment may be valued using fair value methodologies
,
which are inherently subjective,
reflect good faith
judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time
.
These risks are heightened for fixed-income and other debt instruments because of the current low interest rate environment.
Market Risk
—The
value of
,
or income generated by,
the
investments
held by the Fund may fluctuate
rapidly and
unpredictably and the Fund may incur losses as a result of
factors affecting individual companies or
issuers or
particular industries.
In addition, developments related to
economic, political
,
social, public health,
market or other
conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments
.
Under such conditions, the Fund may experience significant
redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities. Governmental authorities and regulators have enacted and continue to enact significant fiscal and monetary policy changes designed to support financial markets, which present heightened risks to markets and Fund investments and are resulting in low interest rates and in some cases, negative yields, and such risks could be even further heightened if these actions are discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes. It is unknown how long current circumstances will persist, whether they will reoccur in the future and whether efforts to support the economy and financial markets will be successful.
Mid-Capitalization Securities Risk
—The Fund is subject to the risk that
mid
-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole. Securities of mid
-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of
large companies
.
Mid
-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
large
capitalization companies.
OTC Trading Risk
—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Portfolio Turnover Risk
—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Prepayment and Extension Risk
—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten.
Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Regulatory and Legal Risk
—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreement Risk
—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Short
Sale
and Short Exposure Risk
—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit
and
leverage
risks
. The risk for loss on a short sale or other short exposure
,
which, in some cases, may be theoretically
unlimited,
is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased.
Government actions also may affect the
Fund’s ability to engage in short selling.
Small-Capitalization Securities Risk
—The Fund is subject to the risk that small-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole.
Securities of small-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of larger
companies
. Small-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
mid-
or large-
capitalization
companies.
Tax Risk
—To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. More information about this, and other, requirements for qualification as a regulated investment company can be found in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of
Subchapter M of the Internal Revenue Code
of 1986 (the "Internal Revenue Code")
. The Fund has received a private
letter ruling from the
IRS
that concludes that the income attributable to the Fund's investment in the Subsidiary will be qualifying income. The
“Subpart F” income (as defined in Section 951 of the Internal Revenue Code to include passive income, including income from commodity-linked derivatives) of the Fund attributable to its investment in the
Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly to be treated as “qualifying income.” The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling and applicable Treasury regulations, and will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.
The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the
Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The
Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to qualify as a regulated investment company could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the
Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.
Temporary Defensive Investment Risk
—The Advisor generally does not attempt to take defensive positions in the
Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.
Trading Halt Risk
—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could adversely affect performance, and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and
table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.
Of course,
this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
The Fund’s investment objective and/or principal investment strategies changed on July 11, 2011,
September 27, 2012, and January 29, 2013. Prior to January 29, 2013, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the systematic rules-based trend-following strategy of the S&P Diversified Trends Indicator
®
(the “S&P DTI”). Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to January 29, 2013 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.
Updated performance
inform
ation is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return		Lowest Quarter Return
Q1 2015	8.02%	Q2 2015	-7.55%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below.
After-tax returns are not relevant to investors who
hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.63%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.79%	[2]
1 Year	rr_ExpenseExampleYear01	$ 648
3 Years	rr_ExpenseExampleYear03	1,020
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	$ 2,518
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(2.86%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Past 10 Years	rr_AverageAnnualReturnYear10	(1.99%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.63%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.54%	[2]
1 Year	rr_ExpenseExampleYear01	$ 357
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,367
10 Years	rr_ExpenseExampleYear10	2,912
1 Year	rr_ExpenseExampleNoRedemptionYear01	257
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,367
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,912
2011	rr_AnnualReturn2011	(7.79%)
2012	rr_AnnualReturn2012	(12.04%)
2013	rr_AnnualReturn2013	3.59%
2014	rr_AnnualReturn2014	9.22%
2015	rr_AnnualReturn2015	(1.84%)
2016	rr_AnnualReturn2016	(15.81%)
2017	rr_AnnualReturn2017	6.64%
2018	rr_AnnualReturn2018	(8.69%)
2019	rr_AnnualReturn2019	6.64%
2020	rr_AnnualReturn2020	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.55%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	0.31%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.43%)
Past 10 Years	rr_AverageAnnualReturnYear10	(2.25%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.62%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2]
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	$ 156
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	1,367
10 Years	rr_ExpenseExampleYear10	$ 1,864
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	2.29%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.46%)
Past 10 Years	rr_AverageAnnualReturnYear10	(1.27%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.03%)
Past 10 Years	rr_AverageAnnualReturnYear10	(2.85%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Past 10 Years	rr_AverageAnnualReturnYear10	(3.15%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.83%)
Past 10 Years	rr_AverageAnnualReturnYear10	(2.12%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.72%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.59%)
Past 10 Years	rr_AverageAnnualReturnYear10	(1.84%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	0.15%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	(2.04%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	1.33%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Past 10 Years	rr_AverageAnnualReturnYear10	(1.31%)
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.67%
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Past 10 Years	rr_AverageAnnualReturnYear10	0.64%
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.67%
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Past 10 Years	rr_AverageAnnualReturnYear10	0.64%
RYDEX SERIES FUNDS CLASS A, CLASS C AND INSTITUTIONAL | Guggenheim Managed Futures Strategy Fund | ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BoFA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.67%
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Past 10 Years	rr_AverageAnnualReturnYear10	0.64%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. In addition, the Advisor also has contractually agreed, through May 1, 2022, to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Advisor or any of its affiliates also serves as investment manager. The agreement may be terminated by the Advisor at the conclusion of any one-year term or by the Fund's Board of Trustees at any time, and when the Advisor ceases to serve as such.